Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting
24.	SEGMENT REPORTING

For the year ended December 31, 2015, the Company only had one reporting segment. As of December 31, 2016, the operations of the Company are organized into two segments, consisting of the hosting and related services and managed network services. The Company derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. After disposal of WiFire Entities and Aipu Group in September 2017 (Note 4), the Company has only one reporting segment as of December 31, 2017.

Because substantially all of the Company’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

The segment results are practically restated for the years ended December 31, 2015, 2016 for the change in reporting segments in 2016.

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Hosting and related services
Revenues	2,369,223	2,668,655	2,975,178	457,276
Cost	(1,758,756)	(1,936,658)	(2,130,279)	(327,418)

Gross profit	610,467	731,997	844,899	129,858
Operating income (expense)
Operating income	8,569	6,783	5,439	836
Sales and marketing expenses	(171,862)	(144,335)	(171,761)	(26,399)
Research and development expenses	(87,188)	(87,227)	(97,597)	(15,000)
General and administrative expenses	(387,071)	(404,181)	(417,154)	(64,115)
Allowance for doubtful debt	(12,834)	(78,330)	(6,257)	(962)
Changes in the fair value of contingent purchase consideration payables	(24,739)	19,394	(937)	(144)

Operating (loss) profit	(64,658)	44,101	156,632	24,074
Managed network services
Revenues	1,265,149	973,119	417,527	64,173
Cost	(1,021,858)	(992,980)	(504,016)	(77,466)

Gross profit (loss)	243,291	(19,861)	(86,489)	(13,293)
Operating income (expense)
Sales and marketing expenses	(187,598)	(208,591)	(84,921)	(13,052)
Research and development expenses	(55,647)	(62,110)	(51,546)	(7,923)
General and administrative expenses	(181,670)	(235,467)	(102,796)	(15,800)
Allowance for doubtful debt	(19,365)	(39,234)	(31,170)	(4,790)
Changes in the fair value of contingent purchase consideration payables	(18,586)	73,913	—	—
Impairment of goodwill	—	—	(766,440)	(117,800)
Impairment of long-lived assets	—	(392,947)	(401,808)	(61,757)

Operating loss	(219,575)	(884,297)	(1,525,170)	(234,415)

Group consolidated revenue	3,634,372	3,641,774	3,392,705	521,449
Group consolidated operating loss	(284,233)	(840,196)	(1,368,538)	(210,341)